Business Combinations (Details 3) - BRL (R$) R$ in Thousands		Dec. 31, 2020		Nov. 20, 2020	Feb. 13, 2020	Jan. 07, 2020
Total
Current assets
Cash and cash equivalents		R$ 3,242
Trade receivables		4,990
Inventories	[1]	15,338
Prepayments		757
Taxes recoverable		752
Other receivables		2,905
Current assets		27,984
Non-current assets
Property, plant and equipment		211
Other intangible assets		1,340
Intangible assets - Customer Portfolio	[2]	4,625
Intangible assets - Trademarks	[3]	16,060
Non-current assets		22,236
Total Assets		50,220
Current liabilities
Suppliers		10,231
Salaries and social contributions		312
Taxes payable		33
Income tax and social contribution payable		378
Contract liabilities and deferred income		589
Current liabilities		11,543
Non-current liabilities
Bonds and Financing		998
Other liabilities		364
Non-current liabilities		1,362
Total liabilities		12,905
Net Assets (A)		37,315
Total of Consideration transferred (B)		58,857
Goodwill (B - A)	[4]	21,542
Pluri
Current assets
Cash and cash equivalents		1,820
Trade receivables		1,687
Inventories	[1]	15,338
Prepayments		695
Taxes recoverable		746
Other receivables		2,905
Current assets		23,191
Non-current assets
Property, plant and equipment		122
Other intangible assets		1,340
Intangible assets - Customer Portfolio	[2]	4,625
Intangible assets - Trademarks	[3]
Non-current assets		6,087
Total Assets		29,278
Current liabilities
Suppliers		10,205
Salaries and social contributions		190
Taxes payable		13
Income tax and social contribution payable		298
Contract liabilities and deferred income		322
Current liabilities		11,028
Non-current liabilities
Bonds and Financing
Other liabilities		364
Non-current liabilities		364
Total liabilities		11,392
Net Assets (A)		17,886
Total of Consideration transferred (B)		27,706				R$ 26,000
Goodwill (B - A)	[4]	9,820
Mind Makers
Current assets
Cash and cash equivalents		528
Trade receivables		3,303
Inventories	[1]
Prepayments		62
Taxes recoverable		2
Other receivables
Current assets		3,895
Non-current assets
Property, plant and equipment		89
Other intangible assets
Intangible assets - Customer Portfolio	[2]
Intangible assets - Trademarks	[3]	16,060
Non-current assets		16,149
Total Assets		20,044
Current liabilities
Suppliers		26
Salaries and social contributions		120
Taxes payable		10
Income tax and social contribution payable		80
Contract liabilities and deferred income		267
Current liabilities		503
Non-current liabilities
Bonds and Financing		998
Other liabilities
Non-current liabilities		998
Total liabilities		1,501
Net Assets (A)		18,543
Total of Consideration transferred (B)		23,621			R$ 182,000
Goodwill (B - A)	[4]	5,078
Meritt
Current assets
Cash and cash equivalents	[5]	894
Trade receivables	[5]
Inventories	[1],[5]
Prepayments	[5]
Taxes recoverable	[5]	4
Other receivables	[5]
Current assets	[5]	898
Non-current assets
Property, plant and equipment	[5]
Other intangible assets	[5]
Intangible assets - Customer Portfolio	[2],[5]
Intangible assets - Trademarks	[3],[5]
Non-current assets	[5]
Total Assets	[5]	898
Current liabilities
Suppliers	[5]
Salaries and social contributions	[5]	2
Taxes payable	[5]	10
Income tax and social contribution payable	[5]
Contract liabilities and deferred income	[5]
Current liabilities	[5]	12
Non-current liabilities
Bonds and Financing	[5]
Other liabilities	[5]
Non-current liabilities	[5]
Total liabilities	[5]	12
Net Assets (A)	[5]	886
Total of Consideration transferred (B)		7,530	[5]	R$ 35,000
Goodwill (B - A)	[4]	R$ 6,644

[1]	Market comparison technique: The fair value is determined based on the estimated selling price in the ordinary course of the Company’s business less the estimated costs of completion and sale, and a reasonable profit margin based on the effort required to complete and sell the inventories.
[2]	The following assumptions were used to determine the customer portfolios: an average contract termination period of eight years and seven months; a nominal discount rate of 12.6% p.a. was used, which is equivalent to the WACC plus an additional risk premium of 0.07.
[3]	Trademark-related intangible asset’s fair value was obtained based on: net revenue was estimated taking into account the contractual customer relationships existing on the acquisition date; royalty fees of 7.2% were used based on the market rates of companies with similar activities as the Company, which represents a market rate; finally, the discount rate (Weighted Averaged Cost of Capital (“WACC”)) used was 0.22% p.a.
[4]	Goodwill is recognized based on expected synergies from combining the operations of the acquirees and of the acquiror, as well as an expected increase in the Company’s market-share due to the penetration of the Company’s products and services in regions where the Company did not operate before. Also, the current tax law allows the deductibility of the acquisition date goodwill and fair value of net assets acquired when a non-substantive action is taken after acquisition by the Company (i.e. when the Company merges or spins off the companies acquired) and therefore the tax and accounting bases of the net assets acquired are the same as of the acquisition date.
[5]	Fair values measured on a provisional basis – The fair value of Meritt’s intangible assets (patented technology and customer relationships) has been measured provisionally, pending completion of an independent valuation.